Right-of-Use Asset/Lease Liability (Tables)	6 Months Ended
Dec. 31, 2025
Right-of-Use Asset/Lease Liability [Abstract]
Schedule of Right-of-Use Asset and Lease Liability
	December 31, 2025	June 30, 2025
	RM	RM
Right-of-use asset
Cost

As of July 1	503,272	503,272
Addition during the period/year	251,348	-
As of December 31/ June 30	754,620	503,272

Accumulated depreciation

As of July 1	(492,890)	(368,318)
Charge for the period/year	(62,745)	(124,572)
As of December 31/ June 30	(555,635)	(492,890)

Net carrying amount	198,985	10,382

	December 31, 2025	June 30, 2025
	RM	RM
Lease liability

As of 1 July	10,954	138,899
Addition during the period/year	251,348	-
Interest charged	4,633	4,055
	266,935	142,954
Payment of:
- principal	(61,367)	(127,945)
- interest	(4,633)	(4,055)
	(66,000)	(132,000)

Net carrying amount	200,935	10,954

At the end of the period/year

Represented by:
Lease liability - current	75,261	10,954
Lease liability - non-current	125,674	-
	200,935	10,954
For the purpose of the statements of cash flows, the reconciliation of liability arising from financing activities as follows:
	December 31, 2025	June 30, 2025
	RM	RM

As of July 1	10,954	138,899

Addition of lease	251,348	-

Cash flows	(66,000)	(132,000)

Interest expense of lease liability	4,633	4,055

As of December 31/June 30	200,935	10,954

Schedule of Amounts Recognized in Profit or Loss	The following are the amounts recognized in profit or loss:
	December 31, 2025	December 31, 2024
	RM	RM

Administrative expenses:
- depreciation of right of use asset	62,745	62,286
- expense relating to short-term leases	-	732,659
- expense relating to leases of low-value assets	-	2,650

Finance costs:
- interest expense on lease liability	4,633	2,828

Schedule of Maturity Profile of the Lease Liability	The table below summarizes the maturity profile of the lease liability as at the end of the reporting period based on contractual undiscounted repayment obligations as follows:
	Weighted average incremental borrowing rate	Within one year	One to five years	Total
	%	RM	RM	RM
December 31, 2025

Lease liability	4.76	132,000	77,000	209,000

June 30, 2025

Lease liability	5.02	11,000		11,000